Non-cash Transactions (Tables)	12 Months Ended
Dec. 31, 2021
Non-cash Transactions [Abstract]
Non-cash Transactions

	For the year ended December 31,
	2021	2020	2019
Non-cash operation activities
Distribution of LTIP with treasury shares	13,410	72,433	—
Transfer of POS from inventory to property and equipment	—	—	(42,429)

Non-cash investing activities
Property and equipment acquired through lease	15,016	79,031	—
MTM of financial investments	271	(278)	(28)
Income taxes on the fair value of acquired assets	32,748	—	—
Unpaid consideration for acquisition	8,896	68,701	1,961

Non-cash financing activities
Unpaid consideration for acquisition of non-controlling shares	—	—	1,574